Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Financial Liabilities
Purchase price liability (earn-out and start-up costs)	€ 14,720
Other financial liabilities	€ 99	€ 29